CAPITAL MANAGEMENT (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Capital Management [Abstract]
Share capital	$ 464,364	$ 443,877
Contributed surplus	44,414	11,750
Options reserve	47,427	39,177
Warrants reserve	27,594	25,639
Accumulated other comprehensive loss	(7,231)	(2,285)
Deficit	(339,368)	(226,231)
TOTAL SHAREHOLDERS' EQUITY	$ 237,200	$ 291,927	$ 48,234